Cover	Nov. 24, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 24, 2020
Entity File Number	001-38633
Entity Registrant Name	MEGALITH FINANCIAL ACQUISITION CORP.
Entity Central Index Key	0001725872
Entity Tax Identification Number	82-3410369
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	535 5th Avenue
Entity Address, Address Line Two	29th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	235-0430
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Class A Common Stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	MFAC
Security Exchange Name	NYSE
Warrants to purchase Class A Common Stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Common Stock
Trading Symbol	MFAC.W
Security Exchange Name	NYSE
Units, each consisting of one share of Class A Common Stock and one Warrant
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Warrant
Trading Symbol	MFAC.U
Security Exchange Name	NYSE